UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  38 Newbury Street
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	May 13, 2003

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	91

Form 13F Information Table Value Total:  	$121,177,000



                                                   Bainco International Investors
                                                              FORM 13F
                                                           March 31, 2003

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105       56    15500 SH       SOLE                    15500
AOL Time Warner Inc            COM              00184a105      349    32163 SH       SOLE                    32163
Abbott Laboratories            COM              002824100      257     6831 SH       SOLE                     6831
Alltel Corp                    COM              020039103     2417    53990 SH       SOLE                    53990
Altria Group, Inc.             COM              02209S103     1045    34873 SH       SOLE                    34873
American International Group   COM              026874107     4288    86705 SH       SOLE                    86705
Applied Materials              COM              038222105      132    10500 SH       SOLE                    10500
Artesyn Technologies Inc       COM              043127109       31    10000 SH       SOLE                    10000
Automatic Data Processing      COM              053015103     1942    63065 SH       SOLE                    63065
Avitar, Inc.                   COM              053801106        0      400 SH       SOLE                      400
Becton Dickinson & Co          COM              075887109     1348    39155 SH       SOLE                    39155
Bellsouth Corp                 COM              079860102      193     8887 SH       SOLE                     8887
Berkshire Hathaway Cl A        COM              084670108      702       11 SH       SOLE                       11
Boston Properties              COM              101121101      212     5590 SH       SOLE                     5590
Boston Scientific Corp         COM              101137107     2766    67867 SH       SOLE                    67867
Bristol Myers Co               COM              110122108     1152    54525 SH       SOLE                    54525
Brooks Automation Inc.         COM              114340102      110    11425 SH       SOLE                    11425
Cambridge Heart Inc            COM              131910101        5    14000 SH       SOLE                    14000
Chiron Corp                    COM              170040109     3662    97666 SH       SOLE                    97666
Cisco Systems Inc              COM              17275R102      996    76736 SH       SOLE                    76736
Citigroup Inc.                 COM              172967101     3324    96475 SH       SOLE                    96475
Comcast Corp. Special CL A     COM              20030N200     2982   108465 SH       SOLE                   108465
Comverse Technology Inc        COM              205862402      266    23560 SH       SOLE                    23560
ConocoPhillips                 COM              20825C104      363     6765 SH       SOLE                     6765
Critical Path                  COM              22674V100      127   146480 SH       SOLE                   146480
Cybersource Corp.              COM              23251J106       48    19940 SH       SOLE                    19940
EMC Corp                       COM              268648102      243    33559 SH       SOLE                    33559
Elan Corporation               COM              284131208      124    44375 SH       SOLE                    44375
Exxon Mobil Corp.              COM              30231g102     1947    55702 SH       SOLE                    55702
Family Room Entertainment      COM              30705R105        7    80000 SH       SOLE                    80000
Fannie Mae                     COM              313586109      327     5000 SH       SOLE                     5000
First Tennessee National Corp  COM              337162101     2540    63975 SH       SOLE                    63975
General Electric               COM              369604103     2626   102970 SH       SOLE                   102970
Genzyme                        COM              372917104     4824   132354 SH       SOLE                   132354
Genzyme Corp - Biosurgery Divi COM              372917708        5     3815 SH       SOLE                     3815
Gric Communications, Inc.      COM              398081109       22    10000 SH       SOLE                    10000
Health Management Associates,  COM              421933102     2043   107525 SH       SOLE                   107525
Heritage Property Investment T COM              42725m107     1852    73947 SH       SOLE                    73947
Home Depot Inc                 COM              437076102     1947    79920 SH       SOLE                    79920
Indevus Pharmaceuticals        COM              454072109       14     6000 SH       SOLE                     6000
Integra, Inc.                  COM              45811M105        0    25000 SH       SOLE                    25000
Intel Corporation              COM              458140100     3323   204105 SH       SOLE                   204105
International Business Machine COM              459200101     1824    23254 SH       SOLE                    23254
Inverness Medical Innovations, COM              46126p106      200    10000 SH       SOLE                    10000
Iron Mountain Inc              COM              462846106     2182    57045 SH       SOLE                    57045
J.P. Morgan Chase & Co.        COM              46625h100     1648    69490 SH       SOLE                    69490
Johnson & Johnson              COM              478160104     7130   123214 SH       SOLE                   123214
Juniper Networks Inc.          COM              48203r104        6      680 SH       SOLE                      680
Kinder Morgan Energy Partners, COM              494550106     2407    65050 SH       SOLE                    65050
Kraft Foods Inc.               COM              50075N104     1287    45625 SH       SOLE                    45625
Level 3 Communications         COM              52729N100      110    21400 SH       SOLE                    21400
Lionbridge Technologies Inc.   COM              536252109      107    52000 SH       SOLE                    52000
Lucent Technologies            COM              549463107       83    56705 SH       SOLE                    56705
Manufactures Services Ltd      COM              565005105      235    50000 SH       SOLE                    50000
Marsh & McLennan               COM              571748102      247     5800 SH       SOLE                     5800
Maxim Integrated Prods.        COM              57772K101     1662    46000 SH       SOLE                    46000
Medtronic                      COM              585055106     3956    87678 SH       SOLE                    87678
Merck                          COM              589331107     1215    22187 SH       SOLE                    22187
Microsoft Corp                 COM              594918104     7224   298407 SH       SOLE                   298407
Millennium Pharmaceuticals Inc COM              599902103      952   121175 SH       SOLE                   121175
Municipal Mortgage & Equity    COM              62624b101      200     8400 SH       SOLE                     8400
Mylan Labs                     COM              628530107     3100   107819 SH       SOLE                   107819
NiSource Inc.                  COM              65473P105      206    11311 SH       SOLE                    11311
Nike Inc                       COM              654106103      345     6700 SH       SOLE                     6700
Nokia Corp. Sponsored Adr Ser  COM              654902204     2635   188115 SH       SOLE                   188115
Nortel Networks Corp           COM              656568102       10     5000 SH       SOLE                     5000
ON Technology Corp.            COM              68219P108      159    60000 SH       SOLE                    60000
Occidental Petroleum Corp      COM              674599105     2516    83990 SH       SOLE                    83990
Orthometrix Inc.               COM              68750M100        5   127265 SH       SOLE                   127265
Pepsi Co Inc                   COM              713448108       80     2000 SH       SOLE                     2000
Pfizer Inc                     COM              717081103     4048   129912 SH       SOLE                   129912
Philadelphia Consolidated Hold COM              717528103      202     5600 SH       SOLE                     5600
Premcor Inc.                   COM              74045Q104      206     8000 SH       SOLE                     8000
Quantum Corp DSSG Com          COM              747906204       36    10000 SH       SOLE                    10000
Signal Technology Corp         COM              826675100     4669   424834 SH       SOLE                   424834
Solectron Corp                 COM              834182107       75    25000 SH       SOLE                    25000
Star Media (Trading Halted/No  COM              855546107        0   372750 SH       SOLE                   372750
Sun Microsystems               COM              866810104      103    31550 SH       SOLE                    31550
Tesoro Petroleum Corp.         COM              881609101      185    25000 SH       SOLE                    25000
Texas Instruments              COM              882508104     1716   104840 SH       SOLE                   104840
Total Fina SA Sponsored ADR    COM              89151E109     2162    34170 SH       SOLE                    34170
Tyco International Ltd         COM              902124106     2046   159114 SH       SOLE                   159114
Tyler Technologies Inc.        COM              902252105       97    27500 SH       SOLE                    27500
Valero Energy                  COM              91913Y100      207     5000 SH       SOLE                     5000
Viacom Inc Cl B                COM              925524308      465    12743 SH       SOLE                    12743
WW Grainger Inc.               COM              384802104     2181    50845 SH       SOLE                    50845
eContent Inc.                  COM              279154108       16   245000 SH       SOLE                   245000
iBasis, Inc.                   COM              450732102        4    10000 SH       SOLE                    10000
Johnson & Johnson                               478160104     7226   124874 SH       SOLE                   124874
Berkshire Hathaway Cl A                         084670108     2680       42 SH       SOLE                       42
Office Depot                   COM              676220106      503    42500 SH       SOLE                    42500